UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31
                        ---------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                  HODGES FUND
              SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)

      SHARES                                                         VALUE
      ------                                                         -----
               COMMON STOCKS: 94.9%
               AEROSPACE & DEFENSE: 1.5%
     100,000   The Boeing Co.                                    $  8,191,000
                                                                 ------------
               AIR FREIGHT & LOGISTICS: 0.9%
      40,000   FedEx Corp.                                          4,674,400
                                                                 ------------
               AIRLINES: 1.4%
     450,000   Southwest Airlines Co.                               7,366,500
                                                                 ------------
               AUTOMOBILES: 0.8%
      80,000   Harley-Davidson, Inc.                                4,391,200
                                                                 ------------
               BEVERAGES: 0.8%
     100,000   The Coca-Cola Co.                                    4,302,000
                                                                 ------------
               BIOTECHNOLOGY: 0.6%
      60,000   Celgene Corp.*<F1>                                   2,845,800
     100,000   Genitope Corp.*<F1>                                    632,000
                                                                 ------------
                                                                    3,477,800
                                                                 ------------
               CAPITAL MARKETS: 5.4%
      40,000   BlackRock, Inc. - Class A                            5,566,800
      15,281   Capital Southwest Corp.                              1,596,100
     300,000   The Charles Schwab Corp.                             4,794,000
      95,000   Legg Mason, Inc.                                     9,454,400
     110,000   TradeStation Group, Inc.*<F1>                        1,393,700
     285,000   U.S. Global Investors, Inc. - Class A*<F1>           6,027,750
                                                                 ------------
                                                                   28,832,750
                                                                 ------------
               COMMERCIAL SERVICES & SUPPLIES: 2.6%
     110,000   Coinstar, Inc.*<F1>                                  2,633,400
      95,000   Ennis, Inc.                                          1,869,600
     155,000   The Geo Group, Inc.*<F1>                             5,432,750
      90,000   Monster Worldwide, Inc.*<F1>                         3,839,400
                                                                 ------------
                                                                   13,775,150
                                                                 ------------
               COMMUNICATIONS EQUIPMENT: 1.5%
     225,000   Cisco Systems, Inc.*<F1>                             4,394,250
     300,000   EFJ, Inc.*<F1>                                       1,803,000
     100,000   Motorola, Inc.                                       2,015,000
                                                                 ------------
                                                                    8,212,250
                                                                 ------------
               COMPUTERS & PERIPHERALS: 1.3%
     120,000   Apple Computer, Inc.*<F1>                            6,855,900
                                                                 ------------
               CONSTRUCTION & ENGINEERING: 0.9%
     175,000   Sterling Constuction Co., Inc.*<F1>                  4,830,000
                                                                 ------------
               CONSTRUCTION MATERIALS: 4.1%
     105,000   Eagle Materials, Inc.                                4,987,500
     200,239   Texas Industries, Inc.                              10,632,691
      85,000   Vulcan Materials Co.                                 6,630,000
                                                                 ------------
                                                                   22,250,191
                                                                 ------------
               DIVERSIFIED FINANCIAL SERVICES: 1.0%
     185,000   Nasdaq Stock Market, Inc.*<F1>                       5,531,500
                                                                 ------------
               ELECTRIC UTILITIES: 2.4%
      50,000   Centerpoint Energy, Inc.                               625,000
     100,000   El Paso Electric Co.*<F1>                            2,016,000
      50,000   Exelon Corp.                                         2,841,500
     125,000   TXU Corp.                                            7,473,750
                                                                 ------------
                                                                   12,956,250
                                                                 ------------
               ENERGY EQUIPMENT & SERVICES: 11.4%
      35,000   Atwood Oceanics, Inc.*<F1>                           1,736,000
      70,000   Diamond Offshore Drilling, Inc.                      5,875,100
     100,000   ENSCO International, Inc.                            4,602,000
     130,000   GlobalSantaFe Corp.                                  7,507,500
     100,000   Halliburton Co.                                      7,421,000
      50,000   Noble Corp.                                          3,721,000
     140,000   Rowan Cos., Inc.                                     4,982,600
     130,000   Schlumberger Ltd.                                    8,464,300
      60,000   Tidewater, Inc.                                      2,952,000
     125,000   TODCO - Class A                                      5,106,250
     110,000   Transocean, Inc.*<F1>                                8,835,200
                                                                 ------------
                                                                   61,202,950
                                                                 ------------
               FOOD & STAPLES RETAILING: 3.0%
     115,000   Costco Wholesale Corp.                               6,569,950
     200,000   Wal-Mart Stores, Inc.                                9,634,000
                                                                 ------------
                                                                   16,203,950
                                                                 ------------
               FOOD PRODUCTS: 4.9%
     150,000   Archer-Daniels-Midland Co.                           6,192,000
     120,000   The Hershey Co.                                      6,608,400
      10,000   Peet's Coffee & Tea, Inc.*<F1>                         301,900
     434,500   Rocky Mountain Chocolate Factory, Inc.               5,644,155
      62,127   Tootsie Roll Industries, Inc.                        1,809,760
     127,500   Wm. Wrigley Jr. Co.                                  5,783,400
                                                                 ------------
                                                                   26,339,615
                                                                 ------------
               HEALTH CARE EQUIPMENT & SUPPLIES: 0.3%
      15,000   Intuitive Surgical, Inc.*<F1>                        1,769,550
                                                                 ------------
               HEALTH CARE PROVIDERS & SERVICES: 0.6%
     179,100   Emergency Medical Services Corp. - Class A*<F1>      2,310,390
     120,000   Service Corp. International                            976,800
                                                                 ------------
                                                                    3,287,190
                                                                 ------------
               HOTELS, RESTAURANTS & LEISURE: 7.1%
     110,000   Gaylord Entertainment Co.*<F1>                       4,800,400
      80,000   International Speedway Corp. - Class A               3,709,600
     300,000   Krispy Kreme Doughnuts, Inc.*<F1>                    2,442,000
     180,000   Life Time Fitness, Inc.*<F1>                         8,328,600
     600,000   Luby's, Inc.*<F1>                                    6,258,000
     200,000   Marriott International, Inc. - Class A               7,624,000
     155,000   McDonald's Corp.                                     5,208,000
                                                                 ------------
                                                                   38,370,600
                                                                 ------------
               HOUSEHOLD DURABLES: 3.5%
     200,000   Centex Corp.                                        10,060,000
     300,000   Palm Harbor Homes, Inc.*<F1>                         5,277,000
     250,000   Tempur-Pedic International, Inc.*<F1>                3,377,500
                                                                 ------------
                                                                   18,714,500
                                                                 ------------
               HOUSEHOLD PRODUCTS: 1.3%
     130,000   Procter & Gamble Co.                                 7,228,000
                                                                 ------------
               INDUSTRIAL CONGLOMERATES: 0.9%
     150,000   General Electric Co.                                 4,944,000
                                                                 ------------
               INFORMATION RETRIEVAL SERVICES: 0.1%
     100,000   EDGAR Online, Inc.*<F1>                                470,000
                                                                 ------------
               INSURANCE: 1.2%
      80,000   The Allstate Corp.                                   4,378,400
      40,000   American International Group, Inc.                   2,362,000
                                                                 ------------
                                                                    6,740,400
                                                                 ------------
               INTERNET SOFTWARE & SERVICES: 0.9%
      90,000   Digital River, Inc.*<F1>                             3,635,100
      60,000   VeriSign, Inc.*<F1>                                  1,390,200
                                                                 ------------
                                                                    5,025,300
                                                                 ------------
               MACHINERY: 5.0%
     145,000   Caterpillar, Inc.                                   10,799,600
     400,000   Trinity Industries, Inc.                            16,160,000
                                                                 ------------
                                                                   26,959,600
                                                                 ------------
               MEDIA: 2.0%
     250,000   Belo Corp. - Class A                                 3,900,000
     225,000   The Walt Disney Co.                                  6,750,000
                                                                 ------------
                                                                   10,650,000
                                                                 ------------
               METALS & MINING: 2.6%
      75,000   Chaparral Steel Co.*<F1>                             5,401,500
     325,000   Commercial Metals Co.                                8,352,500
                                                                 ------------
                                                                   13,754,000
                                                                 ------------
               MULTI-UTILITIES: 0.5%
     140,000   Xcel Energy, Inc.                                    2,685,200
                                                                 ------------
               OIL & GAS: 7.3%
     155,000   Alon USA Energy, Inc.                                4,877,850
     150,000   Chesapeake Energy Corp.                              4,537,500
     150,000   ConocoPhillips                                       9,829,500
     160,000   Devon Energy Corp.                                   9,665,600
     230,000   El Paso Corp.                                        3,450,000
     110,000   Exxon Mobil Corp.                                    6,748,500
                                                                 ------------
                                                                   39,108,950
                                                                 ------------
               OIL, GAS & CONSUMABLE FUELS: 0.2%
     100,000   EXCO Resources, Inc.*<F1>                            1,140,000
                                                                 ------------
               PERSONAL PRODUCTS: 0.1%
     426,400   Female Health Co.*<F1>                                 575,640
                                                                 ------------
               PHARMACEUTICALS: 1.1%
      95,000   Johnson & Johnson                                    5,692,400
                                                                 ------------
               REAL ESTATE: 1.0%
      50,000   CentraCore Properties Trust                          1,237,500
     200,000   Host Marriott Corp.                                  4,374,000
                                                                 ------------
                                                                    5,611,500
                                                                 ------------
               ROAD & RAIL: 9.2%
     200,000   Burlington Northern Santa Fe Corp.                  15,850,000
     170,000   Canadian National Railway Co.                        7,437,500
     185,000   Norfolk Southern Corp.                               9,845,700
      65,000   Union Pacific Corp.                                  6,042,400
     240,000   YRC Worldwide, Inc.*<F1>                            10,106,400
                                                                 ------------
                                                                   49,282,000
                                                                 ------------
               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 0.9%
     165,000   Texas Instruments, Inc.                              4,997,850
                                                                 ------------
               SOFTWARE: 0.3%
     170,000   DocuCorp International, Inc.*<F1>                    1,269,900
     268,700   Intrusion, Inc.*<F1>                                   112,854
                                                                 ------------
                                                                    1,382,754
                                                                 ------------
               SPECIALTY RETAIL: 3.0%
     200,000   Home Depot, Inc.                                     7,158,000
     125,000   Jos. A. Bank Clothiers, Inc.*<F1>                    2,995,000
     125,000   Sharper Image Corp.*<F1>                             1,388,750
     135,000   Tiffany & Co.                                        4,457,700
                                                                 ------------
                                                                   15,999,450
                                                                 ------------
               TEXTILES, APPAREL & LUXURY GOODS: 1.2%
     110,000   Fossil, Inc.*<F1>                                    1,981,100
     250,000   True Religion Apparel, Inc.*<F1>                     4,425,000
                                                                 ------------
                                                                    6,406,100
                                                                 ------------
               THRIFTS & MORTGAGE FINANCE: 0.1%
      30,714   Pulaski Financial Corp.*<F1>                           511,695
                                                                 ------------
               TOTAL COMMON STOCKS
               (Cost $486,203,686)                                510,700,085
                                                                 ------------
               INVESTMENT COMPANIES: 1.6%
     100,000   iShares FTSE/xinhuq China 25 Index Fund              7,680,000
      75,000   Japan Smaller Capitalization Fund, Inc.              1,051,500
                                                                 ------------
                                                                    8,731,500
                                                                 ------------
               TOTAL INVESTMENT COMPANIES
               (Cost $8,116,829)                                    8,731,500
                                                                 ------------
               PARTNERSHIPS & TRUSTS: 1.6%
     160,000   Mesabi Trust                                         2,968,000
      36,800   Texas Pacific Land Trust                             5,474,000
                                                                 ------------
                                                                    8,442,000
                                                                 ------------
               TOTAL PARTNERSHIPS & TRUSTS
               (Cost $7,211,134)                                    8,442,000
                                                                 ------------

     CONTRACTS                                                        VALUE
     ---------                                                        -----
               CALL OPTIONS PURCHASED: 0.8%
         200   American International Group, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $60.00                                74,000
         100   CBRL Group, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $30.00                                66,000
         100   Centex Corp.
                 Expiration: July, 2006,
                 Exercise Price: $50.00                                19,000
         300   Centex Corp.
                 Expiration: July, 2006,
                 Exercise Price: $60.00                                 3,000
         100   Digital River, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $25.00                               168,500
         900   Overstock.com, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $20.00                               351,000
         100   PACCAR, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $60.00                               237,500
         100   Tempur-Pedic International, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $10.00                                42,500
       1,000   TXU Corp.
                 Expiration: January, 2007,
                 Exercise Price: $45.00                             1,645,000
         500   Union Pacific Corp.
                 Expiration: January, 2007,
                 Exercise Price: $70.00                             1,250,000
         200   Wal-Mart Stores, Inc.
                 Expiration: January, 2007,
                 Exercise Price: $40.00                               190,000
         200   The Walt Disney Co.
                 Expiration: January, 2007,
                 Exercise Price: $20.00                               208,000
                                                                 ------------
                                                                    4,254,500
                                                                 ------------
               TOTAL CALL OPTIONS PURCHASED
               (Cost $4,318,970)                                    4,254,500
                                                                 ------------

   SHARES                                                             VALUE
   ------                                                             -----
               SHORT-TERM INVESTMENT: 1.5%
   8,079,560   Federated Cash Trust - Treasury Cash Series II       8,079,560
                                                                 ------------
               TOTAL SHORT-TERM INVESTMENT
               (Cost $8,079,560)                                    8,079,560
                                                                 ------------
               TOTAL INVESTMENTS IN SECURITIES: 100.4%
               (Cost $513,930,179)                                540,207,645
               Liabilities in Excess of Other Assets: (0.4)%       (2,077,140)
                                                                 ------------
               TOTAL NET ASSETS: 100.0%                          $538,130,505
                                                                 ------------
                                                                 ------------
*<F1>     Non-income producing security.

     The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*<F2>:

     Cost of investments                   $513,930,179
                                           ------------
                                           ------------
     Gross unrealized appreciation           48,232,563
     Gross unrealized depreciation          (21,955,097)
                                           ------------
     Net unrealized appreciation            $26,277,466

*<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date  August 15, 2006
           ------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3> /s/ Robert M. Slotky
                                   --------------------------------------
                                   Robert M. Slotky, President

     Date  August 15, 2006
           ------------------

     By (Signature and Title)*<F3> /s/ Eric W. Falkeis
                                   --------------------------
                                   Eric W. Falkeis, Treasurer

     Date  August 15, 2006
           ----------------------

*<F3> Print the name and title of each signing officer under his or her signature.